Investment Objectives and Goals - NYLI MacKay Muni Short Duration ETF	Apr. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Muni Short Duration ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI MacKay Muni Short Duration ETF (the “Fund”) seeks current income exempt from regular federal income tax.